Financing receivables, net	12 Months Ended
Dec. 31, 2021
Financing Receivable, Net [Abstract]
Financing receivables, net
5.	Financing receivables, net
The financing receivables, net, consists of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Short-term:
Short-term financing receivables	71,271	99,857
Allowance for credit losses	(488)	(2,657)

Short-term financing receivables, net	70,783	97,200

Long-term:
Long-term financing receivables	2,930	571
Allowance for credit losses	(95)	—

Long-term financing receivables, net	2,835	571

The following table summarizes the balances of financing receivables by due date.

	As of December 31,
	2020	2021
	RMB	RMB
Due in months:
0 - 12	71,271	99,857
13 - 24	2,930	571

Total financing receivables	74,201	100,428

The movement of the allowance for credit losses for the years ended December 31, 2019, 2020 and 2021 were as following:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of the year	23,183	20,544	583
Addition due to acquisition of Ganzhou Micro Finance	17,470	—	—
Additions/(Reversal)	33,942	45,090	(1,934)
(Charge-offs)/Charge-offs reversal	(54,051)	(65,051)	4,008

Balance at end of the year	20,544	583	2,657

Aging analysis of past due financing receivables are as below:

Financing receivables	1 - 30 Days Past Due	31 - 60 Days Past Due	61 - 90 Days Past Due	91 Days or Greater Past Due	Total Past Due	Current	Total
As of December 31, 2020	164	154	106	—	424	73,777	74,201
As of December 31, 2021	1,354	700	232	—	2,286	98,142	100,428